NORTHERN LIGHTS FUND TRUST

January 30, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	13D Activist Fund
Deer Park Total Return Credit Fund
Grant Park Multi Alternative Strategies Fund
Ocean Park Tactical All Asset Fund
Ocean Park Tactical Bond Fund
Ocean Park Tactical Core Income Fund
Ocean Park Tactical Core Growth Fund
Ocean Park Tactical Municipal Fund
Ocean Park Tactical Risk Spectrum 30 Fund
Ocean Park Tactical Risk Spectrum 50 Fund
Ocean Park Tactical Risk Spectrum 70 Fund
Princeton Premium Fund

Post-Effective Amendment No. 1477, 1478, 1479, 1480, 1481 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Deer Park Total Return Credit Fund, Grant Park Multi Alternative Strategies Fund, Ocean Park Tactical All Asset Fund, Ocean Park Tactical Bond Fund, Ocean Park Tactical Core Income Fund, Ocean Park Tactical Core Growth Fund, Ocean Park Tactical Municipal Fund, Ocean Park Tactical Risk Spectrum 30 Fund, Ocean Park Tactical Risk Spectrum 50 Fund, Ocean Park Tactical Risk Spectrum 70 Fund and Princeton Premium Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
Grant Park Multi Alternative Strategies Fund	1477	0001580642-25-000397	January 23, 2025
13D Activist Fund	1478	0001580642-25-000398	January 23, 2025
Princeton Premium Fund	1479	0001580642-25-000427	January 24, 2025
Deer Park Total Return Credit Fund	1480	0001580642-25-000430	January 24, 2025
Ocean Park Tactical All Asset Fund	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Bond Fund	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Core Income Fund	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Core Growth Fund	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Municipal Fund	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Risk Spectrum 30	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Risk Spectrum 50	1481	0001580642-25-000494	January 27, 2025
Ocean Park Tactical Risk Spectrum 70	1481	0001580642-25-000494	January 27, 2025

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary